UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.  20549

                       FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September30, 1999

check here if Amendment ( ); Amendment Number:
This Amendment (Check only one): ( ) is a restatement.
                                 ( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

name:  Elliott and Associates
Address:  230 Fountain Square
          Bloomington, IN  47404

13F File Number:  028-04845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Higgins
Title:  Vice President
Phone: 812-332-5259
Signature, Place, and Date of Signing:
Julie Higgins    Bloomington, IN   November 4, 1999

Report Type (Check only one):
(x) 13F HOLDINGS REPORT
( ) 13F NOTICE
( ) 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  105

Form 13F Information Table Value Total:  $143,537

Description	Symbol	CUSIP	Quantity	Price	Value
Abercrombie & Fitch ANF 45700 34.06 "$1,556 "
AES Corporation	AES	00130H105	30900 59 "$1823 "
Allstate Corporation	ALL	20002001	34726	24.94	"$865 "
Alza Corporation	AZA	22615108	12700	42.81	"$543 "
American Home Products	AHP	26609107	32511 41.5	"$1349 "
"Apollo Group, Inc. Cla A"	APOL	37604105	23700	21.13	"$500 "
Amgen AMGN 31162100 6000 81.50 $489 "
"Apple Computer, Inc."	AAPL	37833100	20300	 63.31	"$1285 "
"Applied Materials, Inc."	AMAT	38222105	34500	77.68	 "$2679 "
Archstone Community Trust	ASN	743445108	19094 19.75	"$377 "
At & T Corp.	T	1957109	6016 43.50 "$261 "
Banc One Corp Ohio	ONE	64234103	23328	34.81 "$777 "
Bank of New York	BK	64057102	42200 33.43 "$1410 "
Bear Stearns Co. Inc.	BSC	73902108	22580 38.44 "$867 "
"Bowater, Inc."	BOW	10218300	20700 	52.50	"$1086 "
BP Amoco PLD ADR 	BPA	55622104	93580	110.81 "$10369 "
Bristol Myers Squibb Co	BMY	110122108	28560 67.50	"$1927 "
Cadence Design Systems	CDN	127387108	35000	 13.38 "$727 "
Cendant Corp. In. Prides	CDPR	151313301	25050	29.06 "$727 "
Cendant Corporation	CD	126545102	162514 17.75	"$2884 "
Chevron Corporation	CHV	166751107	4000	88.75 	"$355 "
Cisco Systems Inc.	CSCO		13500 68.56	"$925 "
Citigroup	C	173034430	20100	44	"$884 "
Colgate-Palmolive	CL	194162103	19500 45.75 "$892 "
Compaq Computer	CPQ	204493100	99200 22.88	"$2,269 "
Conseco Incorporated	CNC	208464107	20753 19 "$394 "
Crescent Real Estate	CEI	225756105	15500	 18 "$279 "
Customtracks Corporation	CUST	232046102	34600 29.63 "$1025 "
Danaher Corporation	DHR	23581502	35000	52.68 "$1843 "
Duke Realty Investments	DRE	264411505	623700	19.50 "$1222 "
duPont deNemours	DD	263534109	7160	60.50 "$433 "
Elan Corp PLC ADR	ELN	284131208	101400 33.56 "$3402 "
Eli Lilly & Co.	LLY	532457108	90183 64.19 "$5788 "
Entertainment Properties	EPR	29380T105	15500 	14.63	 "$226 "
"EVI, Weatherford Inc."	WFT	268939105	25000	32 	"$800 "
Exxon	XON	302290101	8736	76 "$663 "
Fannie Mae	FNM	313586109	49700 62.69 	"$3115 "
First Merit Corporation	FBOH		24165	25.38 	"$613 "
First Union Corp	FTU		10900 35.63 "$388 "
Firstar Corp.	FSR		20778	25.63 	"$532 "
Fort James Corp Virginia	FJ	347471104	32400	26.69 	"$864 "
Fox Entertainment Group	FOX	35138T107	74950 21.06 	"$1578 "
Freddie Mac	FRE	313400301	39500	52	"$2054 "
Gap Inc.	GPS	364760108	23400	32 	"$748 "
General Dynamics corp GAC 351811149 55500 62.44 "$3465 "
General Electric	GE	369604103	18350 	118.56 "$2175 "
Guidant Corporation	GDT	401698105	13100 	53.63	"$702 "
Halliburton Company	HAL	406216101	10000	41 	"$410 "
Health Management Assoc.	HMA	421933102	254921 7.75	"$1975 "
Hewlett Packard Inc	HWP	428236103	12750 	90.75 "$1157 "
HRPT Properties Trust	HRP	422169102	14800	11.25	"$166 "
Hugoton Royalty Trust HGT 444717102 12000 10.31 "$123 "
Intel Corporation	INTC	458140100	4200	74.31	"$312 "
Inter Tel Inc.	INTL	458372109	15000	17.75	 "$266 "
Intl Business Machines	IBM	459200101	4798	121 	"$580 "
Kimberly-Clark Corp.	KMB	494368103	15900 52.75 "$838 "
Kroger Company	KR	501044101	86900 22.06	"$1917 "
Lucent Technologies	LU	549463107	8640 64.88 "$560 "
Masco Corporation	MAS	574599106	55000 31 "$1705 "
Mattel Inc.	MAT	522008101	46400 19 "$881 "
MCI Worldcom	WCOM	98155K102	41237 71.88 "$2963 "
"McKesson HBOC, Inc."	MCK	58155Q103	39611 29 "$1148 "
MCN Energy  MCN 55267j100 29600 17.19 "508 "
MCN Energy Prf.	MCNPRI	55267J308	9200 31.5 	"$289 "
Medtronic Inc	MDT	585055106	20000	35.56 "$711 "
Merck and Company Inc.	MRK	589331107	68348 64.81 	"$4429 "
Merrill Lynch	MER	590188108	49700 67.38 "$3348 "
MGIC Invt Corp Wis	MTG	552848103	13700 47.75 "$654 "
Microsoft Corporation	MSFT	594918104	5300	90.56	"$479 "
Mobil Corporation	MOB	607059102	4716 100.75 "$475 "
Monsanto Co.	MTC	611662107	43000	 35.68 "$1534 "
Mutual Risk Managment	MM	628351108	34192 12.25 "$418 "
"Nabors Industries, Inc."	NBR	629568106	10900	25 "$272 "
Network Associates Inc.	NETA	640938106	78300 19.13 "$1497 "
"Newell Rubbermaid, Inc."	NWL	651192106	11700 28.56 "$334 "
Nortel Networks Corp Com	NT	665815106	44200 51 "$2254 "
Oracle Corp	ORCL	68389X105	57625 	45.5 "$2621 "
Oxford Health Plans Inc.	OXHP	691471106	10000	12.5 "$125 "
Pfizer Inc.	PFE	717081103	86400 35.88 "$3099 "
Qwest Comm. Intl. Inc.	QWST	749121109	62500 29.56	"$1847 "
Repsol S A ADR REP 76026t205 99750 19.94 "$1988 "
Revlon Inc. Class A	REV	761525500	33900 18.25 "$618 "
Royal Dutch Petroleum	RD	780257804	15200	59.06 	"$897 "
SBC Communications	SBC	845333103	14028 51.06 "$716 "
Schlumberger Ltd.	SLB	806857108	6400	62.31 "$398 "
"SLI, Inc."	SLI	78442T108	88600 21.31 "$1888 "
Snyder Communications Inc	SNC	832914105	20100 15.18 "$305 "
St. Mary's Land & Exp.	MARY	792228108	12145 	26.13 "$317 "
Staples	SPLS	855030102	83500 21.81 "$1821  "
Starwood Hotels & Resort	HOT	85590A203	16600 22.31 "$370 "
Suiza Foods Corporation	SZA		71100 37.5 "$2666 "
Sun Microsystems Inc	SUNW	866810104	54800 93 	"$5096 "
Telecom Italia Spa	TI	87927W106	14400 86.18 "$1240 "
Texaco Inc	TX	881694103	3272	63.13 "$206 "
Texas Instruments	TXN	882508104	69000 82.25 	"$5675 "
Time Warner Inc	TWX	887315109	35600 60.75 "$2162 "
Tyco Internat'l LTD New	TYC	902124106	30270 103.25 	"$3125 "
United Rentals Inc.	URI	911363109	17200	21.75 "$374 "
United Technologies Corp.	UTX	913017109	28000	59.31 "$1660 "
Unocal Corp.	UCL	915289102	22200 	37.06 	"$822 "
Wal Mart Stores	WMT	931142103	26400 47.56 "$1255 "
Warner Lambert Co.	WLA	924488107	27300 	66.38 "$1812 "
"William Companies, Inc."	WMB	969457100	24400	37.63 "$918 "

note:  All securities are sold descretion, except 67,455 shares
BPA which are shared with the client